Schedule of investments

Delaware Premium Income Fund June 30, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 118.81%
Communication Services - 9.00%
Comcast Class A ~	64,600	$2,518,108
Verizon Communications ~	50,600	2,789,578
ViacomCBS Class B ~	61,200	1,427,184
		6,734,870
Consumer Discretionary - 10.59%
Home Depot ~	10,500	2,630,355
TJX ~	35,300	1,784,768
Whirlpool ~	27,100	3,510,263
		7,925,386
Consumer Staples - 11.15%
Constellation Brands Class A ~	14,400	2,519,280
Kellogg ~	17,100	1,129,626
Mondelez International Class A ~	29,200	1,492,996
Philip Morris International ~	45,700	3,201,742
		8,343,644
Energy - 7.18%
Chevron ~	28,200	2,516,286
ConocoPhillips ~	40,600	1,706,012
Halliburton ~	88,800	1,152,624
		5,374,922
Financials - 13.59%
American Express ~	9,300	885,360
Bank of America ~	97,200	2,308,500
BlackRock ~	6,500	3,536,585
Discover Financial Services ~	16,000	801,440
JPMorgan Chase & Co. ~	8,600	808,916
Travelers ~	16,000	1,824,800
		10,165,601
Healthcare - 13.28%
Amgen ~	19,100	4,504,926
Bristol-Myers Squibb ~	30,600	1,799,280
Merck & Co. ~	19,900	1,538,867
Pfizer ~	63,900	2,089,530
		9,932,603
Industrials - 16.45%
Boeing ~	7,500	1,374,750
CSX ~	30,200	2,106,148
Honeywell International ~	8,600	1,243,474
Lockheed Martin ~	8,700	3,174,804
Raytheon Technologies ~	15,000	924,300

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Schedule of investments

Delaware Premium Income Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
United Parcel Service Class B ~	31,300	$3,479,934
		12,303,410
Information Technology - 26.58%
Apple ~	7,400	2,699,520
Broadcom ~	13,900	4,386,979
Cisco Systems ~	77,600	3,619,264
Corning ~	94,100	2,437,190
International Business Machines ~	7,400	893,698
Microsoft ~	11,700	2,381,067
Oracle ~	53,500	2,956,945
Texas Instruments ~	4,000	507,880
		19,882,543
Materials - 8.18%
Dow ~	31,700	1,292,092
DuPont de Nemours ~	50,600	2,688,378
Nucor ~	51,700	2,140,897
		6,121,367
Utilities - 2.81%
Exelon ~	58,000	2,104,820
		2,104,820
Total Common Stock (cost $99,070,310)		88,889,166

Short-Term Investments – 1.94%
Money Market Mutual Fund - 1.94%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.10%)	290,816	290,816
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.06%)	290,816	290,816
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.15%)	290,817	290,817
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.03%)	290,817	290,817
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.04%)	290,817	290,817
Total Short-Term Investments (cost $1,454,083)		1,454,083

Total Value of Securities Before Options Written – 120.75%
(cost $100,524,393)		90,343,249

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(Unaudited)

	Number of contracts	Value (US $)
Options Written – (20.54%)
Equity Call Options - (20.54%)
American Express strike price $110, expiration date
1/15/21, notional amount ($1,023,000)	(93)	$(49,755)
Amgen strike price $190, expiration date 10/16/20,
notional amount ($3,629,000)	(191)	(925,872)
Apple strike price $240, expiration date 1/15/21, notional
amount ($888,000)	(37)	(478,225)
Apple strike price $250, expiration date 9/18/20, notional
amount ($925,000)	(37)	(430,680)
Bank of America strike price $25, expiration date 1/15/21,
notional amount ($2,430,000)	(972)	(227,934)
BlackRock strike price $460, expiration date 1/15/21,
notional amount ($966,000)	(21)	(218,505)
BlackRock strike price $480, expiration date 6/18/21,
notional amount ($2,112,000)	(44)	(437,800)
Boeing strike price $175, expiration date 1/15/21, notional
amount ($962,500)	(55)	(218,762)
Boeing strike price $200, expiration date 1/15/21, notional
amount ($400,000)	(20)	(59,150)
Bristol-Myers Squibb strike price $52.50, expiration date
1/15/21, notional amount ($1,606,500)	(306)	(266,985)
Broadcom strike price $240, expiration date 1/15/21,
notional amount ($984,000)	(41)	(345,015)
Broadcom strike price $270, expiration date 9/18/20,
notional amount ($2,646,000)	(98)	(515,970)
Chevron strike price $100, expiration date 1/15/21,
notional amount ($270,000)	(27)	(14,310)
Chevron strike price $77.50, expiration date 1/15/21,
notional amount ($1,976,250)	(255)	(430,950)
Cisco Systems strike price $40, expiration date 1/15/21,
notional amount ($516,000)	(129)	(104,812)
Cisco Systems strike price $42.50, expiration date
9/18/20, notional amount ($2,749,750)	(647)	(341,292)
Comcast strike price $35, expiration date 1/15/21, notional
amount ($1,718,500)	(491)	(306,875)
Comcast strike price $37.50, expiration date 1/15/21,
notional amount ($581,250)	(155)	(72,075)
ConocoPhillips strike price $35, expiration date 1/15/21,
notional amount ($983,500)	(281)	(285,918)
ConocoPhillips strike price $40, expiration date 1/15/21,
notional amount ($500,000)	(125)	(90,937)
Constellation Brands strike price $155, expiration date
7/17/20, notional amount ($403,000)	(26)	(54,470)

NQ-QMV [6/20] 8/20 (1294259) 3

Schedule of investments

Delaware Premium Income Fund (Unaudited)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Constellation Brands strike price $165, expiration date
1/15/21, notional amount ($1,947,000)	(118)	$(298,540)
Corning strike price $24, expiration date 2/19/21, notional
amount ($1,320,000)	(550)	(235,125)
Corning strike price $25, expiration date 1/15/21, notional
amount ($977,500)	(391)	(133,918)
CSX strike price $60, expiration date 1/15/21, notional
amount ($1,812,000)	(302)	(423,555)
Discover Financial Services strike price $47.50, expiration
date 1/15/21, notional amount ($351,500)	(74)	(71,410)
Discover Financial Services strike price $50, expiration
date 1/15/21, notional amount ($430,000)	(86)	(75,680)
Dow strike price $32.50, expiration date 1/15/21, notional
amount ($666,250)	(205)	(210,125)
Dow strike price $35, expiration date 1/15/21, notional
amount ($392,000)	(112)	(95,200)
DuPont de Nemours strike price $52.50, expiration date
1/15/21, notional amount ($2,656,500)	(506)	(342,815)
Exelon strike price $40, expiration date 1/15/21, notional
amount ($2,320,000)	(580)	(102,950)
Halliburton strike price $10, expiration date 1/15/21,
notional amount ($888,000)	(888)	(368,520)
Home Depot strike price $215, expiration date 4/16/21,
notional amount ($2,257,500)	(105)	(503,212)
Honeywell International strike price $105, expiration date
1/15/21, notional amount ($388,500)	(37)	(158,545)
Honeywell International strike price $125, expiration date
1/15/21, notional amount ($612,500)	(49)	(132,912)
International Business Machines strike price $115,
expiration date 1/15/21, notional amount ($241,500)	(21)	(27,300)
International Business Machines strike price $125,
expiration date 9/18/20, notional amount ($662,500)	(53)	(25,308)
JPMorgan Chase & Co. strike price $100, expiration date
1/15/21, notional amount ($10,000)	(1)	(745)
JPMorgan Chase & Co. strike price $105, expiration date
1/15/21, notional amount ($892,500)	(85)	(47,812)
Kellogg strike price $57.50, expiration date 1/15/21,
notional amount ($983,250)	(171)	(175,275)
Lockheed Martin strike price $365, expiration date
1/15/21, notional amount ($3,175,500)	(87)	(289,710)
Merck & Co. strike price $72.50, expiration date 1/15/21,
notional amount ($1,442,750)	(199)	(171,638)
Microsoft strike price $140, expiration date 1/15/21,
notional amount ($700,000)	(50)	(325,875)

4 NQ-QMV [6/20] 8/20 (1294259)

(Unaudited)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Microsoft strike price $160, expiration date 6/18/21,
notional amount ($1,072,000)	(67)	$(348,233)
Mondelez International strike price $45, expiration date
1/15/21, notional amount ($1,314,000)	(292)	(227,030)
Nucor strike price $35, expiration date 1/15/21, notional
amount ($1,809,500)	(517)	(457,545)
Oracle strike price $42.50, expiration date 9/18/20,
notional amount ($918,000)	(216)	(281,340)
Oracle strike price $47, expiration date 1/15/21, notional
amount ($1,499,300)	(319)	(321,393)
Pfizer strike price $30, expiration date 1/15/21, notional
amount ($318,000)	(106)	(43,460)
Pfizer strike price $33, expiration date 1/15/21, notional
amount ($732,600)	(222)	(52,725)
Pfizer strike price $35, expiration date 1/15/21, notional
amount ($1,088,500)	(311)	(49,138)
Philip Morris International strike price $72.50, expiration
date 1/15/21, notional amount ($3,313,250)	(457)	(225,073)
Raytheon Technologies strike price $65, expiration date
1/15/21, notional amount ($975,000)	(150)	(94,125)
Texas Instruments strike price $87.50, expiration date
1/15/21, notional amount ($350,000)	(40)	(162,500)
TJX strike price $42.50, expiration date 1/15/21, notional
amount ($114,750)	(27)	(28,755)
TJX strike price $50, expiration date 1/15/21, notional
amount ($570,000)	(114)	(72,960)
TJX strike price $55, expiration date 7/17/20, notional
amount ($1,166,000)	(212)	(6,890)
Travelers strike price $95, expiration date 1/15/21, notional
amount ($1,520,000)	(160)	(370,400)
United Parcel Service strike price $80, expiration date
1/15/21, notional amount ($2,504,000)	(313)	(1,026,640)
Verizon Communications strike price $52.50, expiration
date 1/15/21, notional amount ($2,656,500)	(506)	(225,170)
ViacomCBS strike price $20, expiration date 1/15/21,
notional amount ($1,224,000)	(612)	(362,610)
Whirlpool strike price $100, expiration date 1/15/21,
notional amount ($2,460,000)	(246)	(870,840)
Whirlpool strike price $125, expiration date 1/15/21,
notional amount ($312,500)	(25)	(47,688)

Total Options Written
(premium received $16,127,016)		(15,366,977)

NQ-QMV [6/20] 8/20 (1294259) 5

Schedule of investments

Delaware Premium Income Fund (Unaudited)

Liabilities Net of Receivables and Other Assets – (0.21%)	$(156,397)
Net Assets Applicable to 8,259,665 Shares Outstanding – 100.00%	$74,819,875

~ All or portion of the security has been pledged as collateral with outstanding options written.

GS – Goldman Sachs

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